United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Managed Pool Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/15

Date of Reporting Period: Quarter ended 03/31/15

Item 1. Schedule of Investments

Federated Corporate Bond Strategy Portfolio
Portfolio of Investments
March 31, 2015 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—92.2%
		Basic Industry - Chemicals—0.8%
$90,000		Albemarle Corp., 4.15%, 12/1/2024	$93,523
90,000		Albemarle Corp., Sr. Unsecd. Note, 5.45%, 12/1/2044	97,446
120,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	122,268
85,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	95,646
50,000		Valspar Corp., Sr. Unsecd. Note, 3.30%, 2/1/2025	50,350
75,000		Valspar Corp., Sr. Unsecd. Note, 4.40%, 2/1/2045	75,829
		TOTAL	535,062
		Basic Industry - Metals & Mining—4.7%
250,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	266,319
150,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	163,516
110,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	132,275
200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	202,937
235,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	219,049
90,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	97,065
85,000		ArcelorMittal SA, Sr. Unsecd. Note, 5.25%, 2/25/2017	88,613
310,000		ArcelorMittal SA, Sr. Unsecd. Note, 7.50%, 3/1/2041	323,950
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	41,033
150,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	162,499
130,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	130,487
250,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	222,969
200,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	205,678
280,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	263,909
225,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	227,669
250,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	269,025
105,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.55%, 4/15/2026	112,978
100,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	114,608
100,000		Xstrata Canada Corp., 6.00%, 10/15/2015	102,564
		TOTAL	3,347,143
		Basic Industry - Paper—1.2%
245,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	308,224
150,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.25%, 3/15/2023	150,131
140,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	154,818
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	119,821
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	134,720
		TOTAL	867,714
		Capital Goods - Aerospace & Defense—0.7%
100,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	103,875
300,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	310,538
50,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	53,623
		TOTAL	468,036
		Capital Goods - Building Materials—1.0%
260,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	293,150
30,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	35,325
275,000		Valmont Industries, Inc., 5.25%, 10/1/2054	272,165

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Building Materials—continued
$67,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	$78,901
		TOTAL	679,541
		Capital Goods - Construction Machinery—0.2%
120,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	136,477
		Capital Goods - Diversified Manufacturing—0.6%
100,000		Harsco Corp., 5.75%, 5/15/2018	105,500
200,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	207,067
136,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	123,080
		TOTAL	435,647
		Capital Goods - Packaging—1.1%
180,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.65%, 9/15/2024	181,344
65,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.90%, 6/15/2022	67,671
80,000		Packaging Corp. of America, Sr. Unsecd. Note, 4.50%, 11/1/2023	86,306
120,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.00%, 3/1/2023	126,520
40,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.45%, 3/1/2019	42,976
220,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	263,122
		TOTAL	767,939
		Communications - Cable & Satellite—3.4%
250,000	[1,2]	Cox Communications, Inc., Series 144A, 3.25%, 12/15/2022	254,013
245,000		DIRECTV Holdings LLC, Company Guarantee, 6.375%, 3/1/2041	291,101
300,000		Time Warner Cable, Inc., Company Guarantee, 5.00%, 2/1/2020	335,149
300,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	345,421
420,000		Time Warner Cable, Inc., Company Guarantee, 8.25%, 4/1/2019	514,167
50,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	61,775
500,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 4.00%, 9/1/2021	535,944
100,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	108,804
		TOTAL	2,446,374
		Communications - Media & Entertainment—5.8%
30,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 4.00%, 10/1/2023	32,200
200,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.40%, 10/1/2043	244,512
250,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	258,975
200,000		CBS Corp., 4.90%, 8/15/2044	212,757
250,000		Grupo Televisa S.A., 6.625%, 3/18/2025	313,562
200,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	201,694
70,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	73,441
100,000		News America Holdings, Inc., Sr. Deb., 6.75%, 1/9/2038	134,574
350,000		News America, Inc., Company Guarantee, 5.65%, 8/15/2020	406,734
305,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	320,948
200,000	[1,2]	Pearson Funding Five PLC, Sr. Unsecd. Note, Series 144A, 3.25%, 5/8/2023	199,937
100,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	103,210
440,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	564,519
225,000		Viacom, Inc., Sr. Unsecd. Note, 2.20%, 4/1/2019	225,241
95,000		Viacom, Inc., Sr. Unsecd. Note, 2.50%, 12/15/2016	97,159
370,000		Viacom, Inc., Sr. Unsecd. Note, 4.25%, 9/1/2023	391,578
280,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	311,295
		TOTAL	4,092,336
		Communications - Telecom Wireless—0.8%
220,000		American Tower Corp., Sr. Unsecd. Note, 5.00%, 2/15/2024	241,003

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wireless—continued
$330,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	$354,600
		TOTAL	595,603
		Communications - Telecom Wirelines—7.7%
300,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	327,000
485,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	498,338
250,000		CenturyLink, Inc., Sr. Unsecd. Note, Series S, 6.45%, 6/15/2021	270,938
100,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	116,081
425,000		Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	486,322
40,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	55,431
300,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	322,508
1,500,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	1,720,923
22,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.40%, 9/15/2033	27,509
1,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.55%, 9/15/2043	1,300,385
360,000	[1,2]	Verizon Communications, Inc., Sr. Unsecd. Note, Series 144A, 4.522%, 9/15/2048	358,718
		TOTAL	5,484,153
		Consumer Cyclical - Automotive—3.3%
50,000	[1,2]	American Honda Finance Corp., Series 144A, 7.625%, 10/1/2018	59,875
300,000		Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	329,358
200,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	203,622
470,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.25%, 9/20/2022	507,540
200,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	203,978
205,000		General Motors Co., Sr. Unsecd. Note, 5.20%, 4/1/2045	223,395
270,000	[1,2]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 3/15/2017	277,937
250,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	257,654
200,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	208,956
100,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	103,416
		TOTAL	2,375,731
		Consumer Cyclical - Leisure—0.4%
240,000		Carnival Corp., Sr. Unsecd. Note, 3.95%, 10/15/2020	255,422
		Consumer Cyclical - Lodging—0.8%
250,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	273,188
300,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	303,713
1,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	1,068
		TOTAL	577,969
		Consumer Cyclical - Retailers—1.4%
100,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	107,420
80,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	86,035
55,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	55,123
200,000		Bed Bath & Beyond, Inc., 5.165%, 8/1/2044	221,082
50,000		CVS Health Corp., Sr. Unsecd. Note, 4.00%, 12/5/2023	54,297
335,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	374,151
75,000	[1,2]	Tiffany & Co., Sr. Unsecd. Note, Series 144A, 3.80%, 10/1/2024	76,383
		TOTAL	974,491
		Consumer Cyclical - Services—0.3%
200,000		Expedia, Inc., 4.50%, 8/15/2024	202,519
		Consumer Non-Cyclical - Food/Beverage—2.2%
60,000		ConAgra Foods, Inc., 6.625%, 8/15/2039	76,003
123,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.20%, 1/25/2023	121,287
300,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	324,210

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$250,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	$250,788
250,000		Mondelez International, Inc., Sr. Unsecd. Note, 4.00%, 2/1/2024	272,035
105,000		Sysco Corp., Sr. Unsecd. Note, 3.50%, 10/2/2024	109,089
200,000		Tyson Foods, Inc., 3.95%, 8/15/2024	211,702
165,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	182,318
		TOTAL	1,547,432
		Consumer Non-Cyclical - Health Care—0.8%
55,000		Becton, Dickinson and Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	57,724
60,000		Becton, Dickinson and Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	65,857
35,000		CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	40,959
40,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	41,823
125,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 3.30%, 2/15/2022	128,367
265,000		Zimmer Holdings, Inc., Sr. Unsecd. Note, 3.55%, 4/1/2025	270,608
		TOTAL	605,338
		Consumer Non-Cyclical - Pharmaceuticals—0.1%
40,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	40,779
		Consumer Non-Cyclical - Supermarkets—0.6%
300,000		Kroger Co., Bond, 6.90%, 4/15/2038	410,965
		Consumer Non-Cyclical - Tobacco—1.4%
140,000		Altria Group, Inc., 9.25%, 8/6/2019	179,798
235,000		Altria Group, Inc., Sr. Unsecd. Note, 4.00%, 1/31/2024	253,567
150,000		Altria Group, Inc., Sr. Unsecd. Note, 5.375%, 1/31/2044	176,136
300,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	390,316
		TOTAL	999,817
		Energy - Independent—5.8%
400,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	404,203
390,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.80%, 4/15/2024	391,056
550,000		Petroleos Mexicanos, 6.50%, 6/2/2041	625,625
1,665,000		Petroleos Mexicanos, Company Guarantee, 5.50%, 1/21/2021	1,835,663
740,000		Petroleos Mexicanos, Company Guarantee, 6.00%, 3/5/2020	847,670
		TOTAL	4,104,217
		Energy - Integrated—2.9%
250,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	274,019
245,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	249,300
100,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	108,757
100,000		Petro-Canada, Bond, 5.35%, 7/15/2033	112,071
500,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	428,800
730,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	649,671
240,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	258,079
		TOTAL	2,080,697
		Energy - Midstream—5.4%
600,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	644,059
250,000		Enterprise Products Operating LLC, 3.90%, 2/15/2024	262,036
200,000		Enterprise Products Operating LLC, Company Guarantee, 5.25%, 1/31/2020	225,973
500,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.85%, 3/15/2044	541,191
40,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	45,059
325,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	358,758
370,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	414,809
240,000		Spectra Energy Capital LLC, Company Guarantee, 5.65%, 3/1/2020	264,646

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$200,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	$192,681
120,000		Williams Partners LP, 5.25%, 3/15/2020	132,255
790,000		Williams Partners LP, Sr. Unsecd. Note, 3.90%, 1/15/2025	773,961
		TOTAL	3,855,428
		Energy - Oil Field Services—1.3%
35,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	34,897
100,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	96,371
200,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2023	191,856
90,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	87,285
100,000		Noble Holding International Ltd., Sr. Unsecd. Note, 3.05%, 3/1/2016	100,589
150,000		Weatherford International Ltd., 7.00%, 3/15/2038	142,423
165,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	145,498
150,000		Weatherford International Ltd., Sr. Unsecd. Note, 6.75%, 9/15/2040	141,127
		TOTAL	940,046
		Energy - Refining—1.2%
150,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	152,005
150,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	183,407
350,000		Valero Energy Corp., 9.375%, 3/15/2019	438,775
100,000		Valero Energy Corp., Sr. Unsecd. Note, 3.65%, 3/15/2025	102,141
		TOTAL	876,328
		Financial Institution - Banking—10.0%
200,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	206,979
210,000		Associated Banc-Corp., Sub., 4.25%, 1/15/2025	213,368
200,000		Bank of America Corp., Series L, 2.60%, 1/15/2019	203,668
125,000		Bank of America Corp., Sr. Unsecd. Note, 2.00%, 1/11/2018	126,010
200,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.30%, 1/11/2023	202,815
550,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.00%, 5/13/2021	621,655
100,000		Bank of America Corp., Sub. Note, Series MTN, 4.00%, 1/22/2025	101,502
250,000		Branch Banking & Trust Co., Sub. Note, 3.80%, 10/30/2026	263,598
250,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	253,634
200,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	228,774
200,000		Citigroup, Inc., Sr. Unsecd. Note, 3.875%, 10/25/2023	211,499
550,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	579,841
170,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	187,960
400,000		Citigroup, Inc., Sub. Note, 3.875%, 3/26/2025	402,989
250,000	[1,2]	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	263,060
270,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	310,492
200,000		Comerica, Inc., 3.80%, 7/22/2026	203,971
250,000		Compass Bank, Birmingham, Sr. Unsecd. Note, 2.75%, 9/29/2019	253,876
100,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.30%, 3/1/2019	101,298
480,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	560,814
350,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series GMTN, 5.375%, 3/15/2020	397,426
110,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	125,792
40,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	48,581
30,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	30,234
300,000		JPMorgan Chase & Co., Sub., 3.875%, 9/10/2024	308,130
200,000		Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	221,208
175,000		Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	182,313
215,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.50%, 5/1/2019	218,679

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$50,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	$58,783
		TOTAL	7,088,949
		Financial Institution - Broker/Asset Mgr/Exchange—2.3%
190,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	207,590
10,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	10,374
2,000		Eaton Vance Corp., Sr. Unsecd. Note, 6.50%, 10/2/2017	2,233
150,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	164,950
70,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	69,878
250,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	283,877
500,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	579,048
100,000		Stifel Financial Corp., 4.25%, 7/18/2024	102,275
200,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 4.125%, 11/1/2024	211,518
		TOTAL	1,631,743
		Financial Institution - Finance Companies—0.8%
300,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	369,865
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	101,900
70,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	80,100
		TOTAL	551,865
		Financial Institution - Insurance - Life—4.3%
75,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	105,150
255,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	276,559
100,000		American International Group, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2055	101,271
575,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	697,359
120,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	136,947
120,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	166,327
110,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	152,799
200,000		Lincoln National Corp., Sr. Unsecd. Note, 6.25%, 2/15/2020	235,892
100,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	168,450
50,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	75,211
150,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	181,799
650,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 5.375%, 6/21/2020	747,668
		TOTAL	3,045,432
		Financial Institution - Insurance - P&C—2.1%
500,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	578,965
50,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	60,265
75,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	79,316
60,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	66,563
310,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	342,953
55,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	58,684
195,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	316,624
		TOTAL	1,503,370
		Financial Institution - REIT - Apartment—1.0%
300,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	307,937
100,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	100,789
70,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	76,594
250,000		UDR, Inc., Series MTN, 3.75%, 7/1/2024	259,786
		TOTAL	745,106
		Financial Institution - REIT - Healthcare—0.8%
100,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.95%, 1/15/2021	111,217

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Healthcare—continued
$230,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	$266,942
200,000		Healthcare Trust of America, 3.70%, 4/15/2023	200,692
		TOTAL	578,851
		Financial Institution - REIT - Office—0.7%
100,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	103,424
60,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	63,494
70,000		Boston Properties LP, Sr. Unsecd. Note, 3.80%, 2/1/2024	73,748
200,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	232,364
		TOTAL	473,030
		Financial Institution - REIT - Other—1.2%
200,000		Liberty Property LP, 6.625%, 10/1/2017	223,067
73,000		ProLogis Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	86,178
100,000		ProLogis LP, Sr. Unsecd. Note, 3.35%, 2/1/2021	103,931
150,000		ProLogis LP, Sr. Unsecd. Note, 4.25%, 8/15/2023	161,568
100,000		WP Carey, Inc., Sr. Unsecd. Note, 4.00%, 2/1/2025	100,479
200,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	207,821
		TOTAL	883,044
		Financial Institution - REIT - Retail—0.7%
325,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	355,344
45,000		Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	47,039
110,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	128,169
		TOTAL	530,552
		Technology—2.4%
120,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	118,627
50,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	51,357
100,000		BMC Software, Inc., 7.25%, 6/1/2018	97,000
350,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	351,805
320,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	361,616
70,000		Ingram Micro, Inc., Sr. Unsecd. Note, 4.95%, 12/15/2024	72,650
100,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	106,676
250,000	[1,2]	Keysight Technologies, Inc., Sr. Unsecd. Note, Series 144A, 4.55%, 10/30/2024	252,381
220,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	229,744
75,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	80,480
		TOTAL	1,722,336
		Transportation - Airlines—0.5%
75,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	96,272
220,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	235,304
		TOTAL	331,576
		Transportation - Railroads—2.0%
300,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	376,384
200,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.05%, 3/15/2022	205,817
145,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 4.15%, 4/1/2045	151,504
200,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.45%, 3/15/2023	222,984
100,000		Canadian Pacific RR, 7.125%, 10/15/2031	138,823
305,000		Kansas City Southern de Mexico SA de CV, Sr. Unsecd. Note, 3.00%, 5/15/2023	301,436
		TOTAL	1,396,948
		Transportation - Services—1.6%
330,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	386,317
420,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	438,203

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation - Services—continued
$70,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.45%, 11/15/2018	$71,255
150,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.55%, 6/1/2019	152,379
100,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	104,472
		TOTAL	1,152,626
		Utility - Electric—5.0%
95,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	95,950
200,000		Appalachian Power Co., Sr. Unsecd. Note, 7.00%, 4/1/2038	286,089
165,000		Berkshire Hathaway Energy Co., 3.50%, 2/1/2025	172,184
225,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	275,108
100,000		Commonwealth Edison Co., 1st Mtg. Bond, 6.15%, 9/15/2017	111,613
300,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	319,575
160,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	184,962
100,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 6.25%, 10/1/2039	122,194
250,000		FirstEnergy Corp., Sr. Unsecd. Note, Series A, 2.75%, 3/15/2018	256,165
26,494	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	27,916
200,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	259,328
300,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.70%, 9/15/2019	307,714
250,000		Northeast Utilities, Sr. Unsecd. Note, Series H, 3.15%, 1/15/2025	252,998
200,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.95%, 3/15/2024	216,282
200,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	230,488
50,000		PSEG Power LLC, Sr. Unsecd. Note, 2.45%, 11/15/2018	50,709
30,000		Progress Energy, Inc., 7.05%, 3/15/2019	35,830
80,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	90,633
250,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	270,332
		TOTAL	3,566,070
		Utility - Natural Gas—0.9%
80,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	85,090
200,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	200,606
90,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	99,046
200,000		Sempra Energy, Sr. Unsecd. Note, 3.55%, 6/15/2024	209,853
75,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	79,806
		TOTAL	674,401
		TOTAL CORPORATE BONDS (IDENTIFIED COST $61,654,364)	65,579,103
		FOREIGN GOVERNMENT/AGENCIES—4.3%
		Sovereign—4.3%
600,000		Brazil, Government of, Sr. Unsecd. Note, 4.875%, 1/22/2021	630,000
200,000		Brazil, Government of, Sr. Unsecd. Note, 6.00%, 1/17/2017	214,250
850,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	901,850
300,000		Panama, Government of, Sr. Unsecd. Note, 5.20%, 1/30/2020	333,750
190,000		Peru, Government of, 6.55%, 3/14/2037	252,938
200,000		United Mexican States, 4.75%, 3/8/2044	210,000
206,000		United Mexican States, 6.75%, 9/27/2034	275,010
210,000		United Mexican States, Note, 5.625%, 1/15/2017	225,225
		TOTAL FOREIGN GOVERNMENT/AGENCIES (IDENTIFIED COST $2,876,849)	3,043,023
		U.S. TREASURIES—2.1%
		U.S. Treasury Notes—2.1%
500,000		United States Treasury Note, 1.500%, 1/31/2022	493,379

Principal Amount or Shares			Value
		U.S. TREASURIES—continued
		U.S. Treasury Notes—continued
$1,000,000		United States Treasury Note, 2.125%, 12/31/2021	$1,027,900
		TOTAL U.S. TREASURIES (IDENTIFIED COST $1,511,292)	1,521,279
		INVESTMENT COMPANY—0.8%
528,216	[3,4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.09% (IDENTIFIED COST $528,216)	528,216
		TOTAL INVESTMENTS—99.4% (IDENTIFIED COST $66,570,721)[5]	70,671,621
		OTHER ASSETS AND LIABILITIES - NET—0.6%[6]	432,162
		TOTAL NET ASSETS—100%	$71,103,783
At March 31, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
7U.S. Treasury Ultra Bond Long Futures	26	$4,416,750	June 2015	$138,260
7U.S. Treasury Notes 5-Year Short Futures	65	$7,813,711	June 2015	$(71,279)
7U.S. Treasury Notes 10-Year Short Futures	70	$9,023,438	June 2015	$(116,594)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(49,613)
The average notional value of long and short futures contracts held by the Fund throughout the period was $3,591,703 and $13,034,483, respectively. This is based on the amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2015, these restricted securities amounted to $7,823,036, which represented 11.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2015, these liquid restricted securities amounted to $7,823,036, which represented 11.0% of total net assets.
3	Affiliated holding.
4	7-day net yield.
5	At March 31, 2015, the cost of investments for federal tax purposes was $66,570,721. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $4,100,900. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,555,486 and net unrealized depreciation from investments for those securities having an excess of cost over value of $454,586.
6	Assets, other than investments in securities, less liabilities.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$65,579,103	$—	$65,579,103
Foreign Government/Agencies	—	3,043,023	—	3,043,023
U.S. Treasuries	—	1,521,279	—	1,521,279
Investment Company	528,216	—	—	528,216
TOTAL SECURITIES	$528,216	$70,143,405	$—	$70,671,621
OTHER FINANCIAL INSTRUMENTS*	$(49,613)	$—	$—	$(49,613)
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust

Federated High-Yield Strategy Portfolio
Portfolio of Investments
March 31, 2015 (unaudited)
Shares		Value
	INVESTMENT COMPANY—100.0%
4,953,124	High Yield Bond Portfolio	$31,799,055
	TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $32,939,028)[1]	31,799,055
	OTHER ASSETS AND LIABILITIES - NET—(0.0)%[2]	(4,288)
	TOTAL NET ASSETS—100%	$31,794,767
1	At March 31, 2015, the cost of investments for federal tax purposes was $32,939,028. The net unrealized depreciation of investments for federal tax purposes was $1,139,973. This consists of net unrealized depreciation from investments for those securities having an excess of cost over value of $1,139,973.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have the ultimate responsibily for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
1

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of March 31, 2015, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value. High Yield Bond Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors. Investment in this fund is deemed Level 2 due to the fact that the NAV is not publicly available.
2
Federated Mortgage Strategy Portfolio
Portfolio of Investments
March 31, 2015 (unaudited)
Shares or Principal Amount		Value
	INVESTMENT COMPANY—99.9%
7,013,680	Federated Mortgage Core Portfolio (IDENTIFIED COST $69,587,213)	$70,277,070
	REPURCHASE AGREEMENT—0.3%
$180,000	Interest in $825,000,000 joint repurchase agreement 0.15%, dated 3/31/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $825,003,438 on 4/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2043 and the market value of those underlying securities was $841,960,486. (AT COST)	180,000
	TOTAL INVESTMENTS—100.2% (IDENTIFIED COST $69,767,213)[1]	70,457,070
	OTHER ASSETS AND LIABILITIES - NET—(0.2)%[2]	(97,276)
	TOTAL NET ASSETS—100%	$70,359,794
1	At March 31, 2015, the cost of investments for federal tax purposes was $69,767,213. The net unrealized appreciation of investments for federal tax purposes was $689,857. This consists entirely of net unrealized appreciation from investments for those securities having an excess of value over cost of $689,857.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of March 31, 2015, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

Federated Mortgage Core Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors. Investment in this fund is deemed Level 2 due to the fact that the net asset value is not publicly available.
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Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Managed Pool Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date May 21, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 21, 2015